May 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

(collectively the “Fundamental Index ETFs”)

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(collectively the “International Equity Index ETFs”)

each a series of the Schwab Strategic Trust (the “Registrant”)

(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 5, 2014, to the Fundamental Index ETFs’ prospectus, dated August 8, 2013, and the International Equity ETFs’ prospectus, dated December 27, 2013, as supplemented March 5, 2014 and April 18, 2014.

Any questions or comments on this filing should be directed to the undersigned at (720) 785-8524.

Very truly yours,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Corporate Counsel